Strategic Investments	12 Months Ended
Jun. 30, 2020
Interests in other entities [Abstract]
Strategic Investments
Strategic Investments

(a)	Cann Group Limited (“Cann Group”)

Cann Group is a public company listed on the Australian Stock Exchange and is licensed in Australia for research and cultivation of medical cannabis for human use.

As of June 30, 2020, the Company held an aggregate of 31,956,347 shares in Cann Group (June 30, 2019 – 31,956,347), representing a 22.4% ownership interest (June 30, 2019 – 22.5%). Given that the Company has significant influence over Cann Group, the investment has been accounted for under the equity method (Note 7). Based on Cann Group’s closing stock price of A$0.79 on June 30, 2020 (June 30, 2019 – A$1.96), the 31,956,347 shares classified under investment in associates have a fair value of approximately $23.4 million (A$25.0 million) (June 30, 2019 – $57.0 million (A$62.0 million)). During the year ended June 30, 2020, the Company assessed the carrying value of the investment against the estimated recoverable amount. As a result, the Company recognized $37.2 million of impairment charges for the year ended June 30, 2020 (year ended June 30, 2019 – $18.2 million impairment loss) through the statement of comprehensive loss (Note 7).

(b)	Radient Technologies Inc. (“Radient”)

Radient is a public company listed on the TSXV. Radient provides industrial-scale manufacturing solutions for premium natural ingredients and products.

As of June 30, 2020, the Company held an aggregate of 37,643,431 shares in Radient (June 30, 2019 – 37,643,431) with a fair value of $6.0 million (June 30, 2019 - $30.9 million) resulting in an unrealized loss of $24.8 million for the year ended June 30, 2020 (year ended June 30, 2019 - $13.2 million unrealized fair value loss).

During the year ended June 30, 2020, the Company’s 4,541,889 warrants in Radient expired unexercised, resulting in the recognition of an unrealized loss of $0.1 million. At June 30, 2019, the 4,541,889 warrants had a fair value of $0.1 million resulting in an unrealized loss of $1.3 million for the year ended June 30, 2019. The June 30, 2019 fair value of the warrants were estimated using the Binomial model with the following assumptions: risk-free interest rate of 1.52%; dividend yield of 0%; historical stock price volatility of 75.10%; and an expected life of 0.45 years.

(c)	Alcanna Inc. (“Alcanna”)

Alcanna is an Alberta based public company listed on the TSX. Its principal business activity is the retailing of wines, beers and spirits in Canada. Alcanna has also developed and launched a retail cannabis business in Alberta and Ontario, and has advanced plans to develop and launch a retail cannabis business in other Canadian jurisdictions where private retailing is permitted.

(i)	Common Shares and Investment in Associate

During the year ended June 30, 2020, the Company disposed of its investment in Alcanna, representing 9,200,000 common shares or a 24.8% ownership interest. The Company received gross proceeds of $27.6 million at an average price of $3.00 per share and recognized a $12.0 million accounting gain on disposal. The proceeds were used to repay a portion of the Credit Facility (Note 16(a)). Prior to the disposal, management had significant influence over Alcanna and accounted for the investment using the equity method (Note 7). During the year ended June 30, 2020, the Company assessed the carrying value of the investment against the estimated recoverable amount. As a result, the Company recognized $27.7 million of impairment charges for the year ended June 30, 2020 (year ended June 30, 2019 – $68.7 million impairment loss). As of June 30, 2020, the Company no longer holds any shares of Alcanna.

(ii)	Warrants

During the year ended June 30, 2020, 10,130,000 warrants expired unexercised and 1,750,000 warrants were canceled. As at June 30, 2020 the Company has no warrants in Alcanna (June 30, 2019 – 11,880,000).

(d)	Capcium Inc. (“Capcium”)

Capcium is a Montreal-based private company which is in the business of manufacturing soft-gels.

On September 7, 2018, the Company purchased 4,883 convertible debentures for a total cost of $4.9 million. The 4,883 convertible debentures bear interest at 8% per annum and mature on September 5, 2020. The debentures are convertible at the option of Aurora upon the occurrence of a Liquidity Event (as defined below) into units of Capcium at the lesser of (i) the price that is 20% discount to the Liquidity Event Price; and (ii) the price determined based on a pre-money value of $80.0 million at the time of the Liquidity Event. Each unit consists of one common share and one common share purchase warrant exercisable into one common share at a price that is 50% greater than the conversion price for 2 years from the completion of a Liquidity Event. A Liquidity Event is defined as the occurrence of either a public offering, a reverse take-over or a merger transaction which results in the common shares of Capcium being listed on a recognized stock exchange. On June 30, 2019, as Capcium had not completed a Liquidity Event, the Company received 488 additional convertible debentures for no additional consideration in accordance with the terms under the original agreement.

As at June 30, 2020, the convertible debentures had a nil fair value (June 30, 2019 – $7.5 million)(Note 6(b)), which resulted in an unrealized loss of $7.5 million for the year ended June 30, 2020 (year ended June 30, 2019 – $2.6 million). The fair value of the convertible debenture was estimated using the Monte-Carlo and FINCAD model with the following assumptions: share price of $1.13 (June 30, 2019 – $1.13); risk-free rate of 1.96% (June 30, 2019 – 1.83%); dividend yield of 0% (June 30, 2019 – 0%); stock price volatility of 39.0% (June 30, 2019 – 46.0%); an expected life of 0.20 years (June 30, 2019 – 1.44 years); adjusted for a credit spread of 26% (June 30, 2019 – 26%) and a probability factor of 0% (June 30, 2019 – 80%) for the Liquidity Event. The Company also considers the probability of collection in its assessment of fair value. If the estimated volatility increased or decreased by 10%, the estimated change in fair value would be negligible.

As of June 30, 2020, the Company held 8,828,662 common shares (June 30, 2019 – 8,828,662) in Capcium representing a 19% ownership interest (June 30, 2019 – 20.0%). Given that the Company has significant influence over Capcium, the investment has been accounted for under the equity method (Note 7). During the year ended June 30, 2020, the Company identified indicators of impairment within its investment in Capcium and as such assessed the carrying value of the investment against the estimated recoverable amount. The recoverable amount of the investment in Capcium was determined using a value-in-use calculation by discounting the most recent expected future net cash flows to the Company from the investment in Capcium. As a result, the Company recognized $9.0 million of impairment charges for the year ended June 30, 2020 (year ended June 30, 2019 – nil), which has been recognized through the statement of comprehensive loss.

In July 2020, the convertible debenture was converted into 5,371,300 Class A preferred shares. In addition, the Company subscribed to 1,851,086 Class B preferred shares in Capcium for $1.9 million as part of the amendment to the March 29, 2019 manufacturing agreement, to reduce the annual minimum purchase commitment by 20.0 million capsules.

(e)	The Green Organic Dutchman Holdings Ltd. (“TGOD”)

TGOD is an Ontario based licensed producer of cannabis in Canada, which is publicly listed on the TSX.

On September 27, 2018, due to the resignation of Aurora’s Board representative from TGOD’s Board of Directors and other qualitative factors, the Company no longer held significant influence in TGOD. As a result, the $131.0 million carrying value of the 39,674,584 common shares held in TGOD was derecognized from investment in associates (Note 7) and reclassified to marketable securities (Note 6(a)) at its fair value of $275.3 million, calculated based on the September 27, 2018 quoted market price of $6.94. This resulted in the recognition of a $144.4 million fair value gain on the deemed disposal of the equity investment during the year ended June 30, 2019.

During the year ended June 30, 2020, the Company sold its remaining 28,833,334 common shares (year ended June 30, 2019 – 10,841,250) of TGOD for gross proceeds of $86.5 million (year ended June 30, 2019 – $47.4 million) at an average price of $3.00 per share (year ended June 30, 2019 – $4.37). As a result, the Company recognized a realized loss of $115.3 million during the year ended June 30, 2020 (year ended June 30, 2019 – $28.3 million), of which $6.7 million were losses recognized during the year ended June 30, 2020. The realized loss was calculated based on the deemed cost of $6.94 per share which represents the September 27, 2018 quoted market price at the time the Company lost significant influence. As at June 30, 2020, the Company no longer holds any shares of TGOD, however, the Company continues to hold 16,666,667 subscription receipt warrants.

As of June 30, 2020, the $1.1 million fair value (June 30, 2019 – $23.5 million) of the remaining 16,666,667 subscription receipt warrants (Note 6(b)) was estimated using the quoted market price of $0.065 (June 30, 2019 – $1.41), contributing to a fair value loss of $22.4 million for the year ended June 30, 2020. During the year ended June 30, 2019, Aurora’s milestone options in TGOD expired unexercised which resulted in a total fair value loss of $71.5 million, of which $43.9 million and $27.6 million was attributed to the subscription receipt warrants and milestone options, respectively.

During the year ended June 30, 2020, 3,170,625 participation right warrants in TGOD expired unexercised resulting in an unrealized loss of $0.6 million. As at June 30, 2019, the 3,170,625 participation right warrants had a fair value of $0.6 million which was estimated using the Monte-Carlo model with the following weighted average assumptions: share price of $3.23; risk-free interest rate of 1.77%; dividend yield of 0%; stock price volatility of 74.56%; and an expected life of 0.84 years.

(f)	Choom Holdings Inc. (“Choom”)

Choom is an emerging consumer cannabis company that is developing retail networks across Canada. Choom is publicly listed on the Canadian Securities Exchange.

On November 2, 2018, the Company subscribed for a $20.0 million unsecured convertible debenture in Choom bearing interest at 6.5% per annum and maturing on November 2, 2022. As at June 30, 2020, the interest receivable balance from Choom was $1.5 million (June 30, 2019 - $0.8 million) (Note 4). The debenture is convertible into common shares of Choom at $1.25 per share after March 3, 2019. In connection with the debenture, the Company also received an aggregate of 96,464,248 share purchase warrants in Choom. The share purchase warrants are exercisable between $1.25 and $2.75 per share beginning November 2, 2018 and expire on November 2, 2020. Per the terms of the arrangement and in accordance with the Cannabis Retail Regulations in Ontario, licensed producers are subject to an ownership interest in licensed retailers. On December 12, 2019, the Cannabis Retail Regulations in Ontario was amended increasing the ownership restriction to 25% from 9.9%.

On June 24, 2020, the Company executed an amendment to the convertible debenture which grant the Company a second ranking security interest over Choom’s present and after-acquired property. Furthermore, the conversion price of the debenture has been reduced from $1.25 to $0.65 per share.

(i)	Common Shares and Investment in Associate

As a result of the amendment to the Cannabis Retail Regulations in Ontario, the Company now has the right to acquire up to 25% of the voting rights in Choom, resulting in the Company obtaining significant influence in Choom effective December 12, 2019, being the date of the amendment. The 9,859,155 common shares had a fair value of $1.8 million based on a quoted market price of $0.18 and was reclassified from marketable securities (Note 6(a)) to investment in associates (Note 7). The Company recognized an unrealized loss of $2.6 million for the year ended June 30, 2020, and the cumulative unrealized loss of $5.2 million as at December 12, 2019 was reclassified from other comprehensive loss to deficit. As of June 30, 2020, the Company held 9,859,155 (June 30, 2019 – 9,859,155) common shares in Choom, representing a 4.37% (June 30, 2019 – 8.0%) ownership interest with a fair value of $1.4 million (June 30, 2019 – $4.4 million) based on the closing stock price of $0.14 (June 30, 2019 – $0.45). During the year ended June 30, 2020, the Company assessed the carrying value of the investment against the estimated recoverable amount and as a result, recognized an impairment charge of $0.4 million (year ended June 30, 2019 – nil) which has been recognized through the statement of comprehensive loss.

(ii)	Convertible Debenture

As of June 30, 2020, the convertible debenture had a fair value of $20.5 million (June 30, 2019 – $19.3 million) resulting in an unrealized gain of $1.1 million for the year ended June 30, 2020 (year ended June 30, 2019 – $0.6 million unrealized loss). The fair value of the convertible debenture was estimated using the FINCAD model based on the following assumptions: share price of $0.14 (June 30, 2019 – $0.45); credit spread of 8.58% (June 30, 2019 – 8.24%); dividend yield of 0% (June 30, 2019 – 0%); stock price volatility of 121.88% (June 30, 2019 – 84.48%); and an expected life of 2.34 years (June 30, 2019 – 3.35 years).

(iii)	Warrants

As of June 30, 2020, the 96,464,248 share purchase warrants had a negligible fair value (June 30, 2019 - negligible) resulting in a negligible unrealized loss for the year ended June 30, 2020 (year ended June 30, 2019 – $0.1 million unrealized loss).

(g)	Investee-B

Investee-B is a private Canadian company that cultivates, manufactures and distributes medical cannabis products in Jamaica. On July 2, 2018, the Company subscribed to a $13.4 million (US $10.0 million) convertible debenture in Investee-B. The debentures bear interest at 1.5% per annum payable in cash or common shares equal to the fair value of shares at the time of issuance. The debentures are convertible into common shares of Investee-B at US $4.9585 at Aurora’s option until July 2, 2023.

The Company also entered into an Investor Rights Agreement, under which Aurora has the right to: (i) participate in any future equity offerings of Investee-B to enable Aurora to maintain its percentage ownership interest, and (ii) to nominate a director to Investee-B’s Board of Directors as long as the Company owns at least a 10% interest.

As of June 30, 2020, the convertible debenture had a fair value of $16.1 million (US $11.9 million) (June 30, 2019 – $14.3 million (US $11.0 million))(Note 6(b)). The Company recognized unrealized gains of $1.5 million for the year ended June 30, 2020 (year ended June 30, 2019 – $0.4 million unrealized loss)(Note 6(b)). The fair value was estimated using two coupled Black-Scholes models based on the following assumptions: estimated share price of $3.71 (June 30, 2019 – $3.71); risk-free interest rate of 2.88% (June 30, 2019 – 1.75%); dividend yield of 0% (June 30, 2019 – 0%); stock price volatility of 44.45% (June 30, 2019 – 34.00%); credit spread of 74.90% (June 30, 2019 – 1.13%) and an expected life of 3.01 years (June 30, 2019 – 4.01 years). If the estimated volatility increases or decreases by 10%, the estimated fair value would increase or decrease by approximately $0.2 million (June 30, 2019 – $0.2 million). If the estimated share price increases or decreased by 10%, the estimated fair value would increase or decrease by approximately $0.3 million (June 30, 2019 – $0.3 million).

(h)	High Tide Inc. (“High Tide”)

High Tide is an Alberta based, retail focused cannabis and lifestyle accessories company and is publicly listed on the Canadian Securities Exchange.

On December 12, 2018, the Company invested $10.0 million in unsecured convertible debentures bearing an interest rate of 8.5% per annum and maturing on December 12, 2020 (the “December 2018 Debentures”). The December 2018 Debentures are convertible into common shares of High Tide at $0.75 per share at the option of the Company at any time after June 12, 2019.

On June 14, 2019, the Company invested $1.0 million in unsecured convertible debentures of High Tide bearing interest of 10.0% per annum, payable annually in advance in common shares of High Tide and maturing in two years from the date of issuance (the “June 2019 Debentures”). The June 2019 Debentures are convertible into common shares of High Tide at $0.75 per share at the option of the Company at any time after December 14, 2019.

On November 14, 2019, the Company invested $2.0 million in senior unsecured convertible debentures of High Tide bearing an interest rate of 10% per annum and maturing on November 14, 2021 (the “November 2019 Debentures”). The November 2019 Debentures are convertible into common shares of High Tide at $0.252 per share at the option of the Company any time after May 14, 2020.

The conversion of the December 2018 Debentures, June 2019 Debentures, and November 2019 Debentures are subject to Aurora holding no more than a 9.9% ownership interest in High Tide in accordance with the ownership restriction applicable to licensed producers under the Cannabis Retail Regulations in Ontario.

As of June 30, 2020, the convertible debentures had a fair value of $12.7 million (June 30, 2019 – $10.2 million), resulting in an unrealized loss of $0.4 million for the year ended June 30, 2020 (year ended June 30, 2019 – $0.8 million)(Note 6(b)). The fair value of the convertible debentures was estimated using the FINCAD model with the following assumptions: share price of $0.16 (June 30, 2019 – $0.36); credit spread of 12.3% (June 30, 2019 – 13.5%); dividend yield of 0% (June 30, 2019 – 0%); stock price volatility of 106.0% (June 30, 2019 – 70.0%) and an expected life of 0.63 years (June 30, 2019 – 1.51 years).

(i)	Australis Capital Inc. (“ACI”)

ACI is a public company that is focused on acquisitions in the cannabis space and more specifically, in technology supporting the cannabis industry, with a view of developing the infrastructure required to meet the demands of the growing United States cannabis market. ACI was previously wholly-owned by Aurora and was spun-out to Aurora shareholders on September 19, 2018. As of June 30, 2020 and June 30, 2019, the Company held the following restricted back-in right warrants:

(a)	22,628,751 warrants exercisable at $0.20 per share expiring September 19, 2028; and

(b)
The number of warrants equal to 20% of the number of common shares issued and outstanding in ACI as of the date of exercise. The warrants are exercisable at the five-day volume weighted average trading price (“VWAP”) of ACI’s shares and have an expiration date of September 19, 2028.

Aurora is restricted from exercising the back-in right warrants unless all of ACI’s business operations in the U.S. are permitted under applicable U.S. federal and state laws and Aurora has received consent of the TSX and any other stock exchange on which Aurora may be listed, as required. As of June 30, 2020, the warrants remain un-exercisable.

As of June 30, 2020, the warrants had a fair value of $3.2 million (June 30, 2019 – $10.1 million) estimated using the Binomial model with the following assumptions: share price of $0.22 (June 30, 2019 – $0.92); risk-free interest rate of 0.93% (June 30, 2019 – 1.81%); dividend yield of 0% (June 30, 2019 – 0%); stock price volatility of 116.01% (June 30, 2019 – 48.97%); an expected life of 8.23 years (June 30, 2019 – 9.23 years); and adjusted for a probability factor of legalization of cannabis in the U.S. under federal and certain state laws. As a result, the Company recognized a $6.9 million unrealized loss on fair value during the year ended June 30, 2020 (year ended June 30, 2019 – unrealized gain of $9.6 million)(Note 6(b)).

(j)	EnWave Corporation (“EnWave’)

EnWave is a Vancouver-based advanced technology company that has developed Radiant Energy Vacuum (“REV™”) – a proprietary method for the precise dehydration of organic materials. Enwave is publicly listed on the TSX Venture Exchange.

On April 25, 2019, the Company purchased 5,302,227 common shares of EnWave, representing a 4.9% ownership interest, in exchange for 840,576 common shares of Aurora with a fair value of $10.0 million. The $10.0 million fair value of the shares at initial recognition was based on a 5-day volume weighted average trading price of Aurora’s shares on the closing day.

On April 29, 2020, the Company sold the 5,302,227 common shares of EnWave Corporation at $0.80 per share for net proceeds of $4.1 million. Based on the deemed cost of $1.89 per share, which represents the April 25, 2019 quoted market price, the transaction resulted in a realized loss of $5.9 million. Of the $5.9 million realized loss, $8.5 million of fair value losses were recognized during the year ended June 30, 2020

As of June 30, 2020, the Company no longer holds any shares in Enwave. As at June 30, 2019, the 5,302,227 common shares in EnWave had a fair value of $12.6 million based on the $2.38 closing stock price and the Company recognized an unrealized fair value gain of $2.6 million through other comprehensive loss for the year ended June 30, 2019 (Note 6(a)).